RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

Name	2012 Notes issued in 2012 Offering	2012 Warrants issued in 2012 Offering
MRP Holdings LLC(1)	$150,000	30,000
Sail Energy, LLC(2)	$510,000	102,000
Heather Mulvihill(3)	$100,000	20,000
IA 545 Madison Assoc.(4)	$200,000	40,000
David Kent and Christine W. Koch(5)	$75,000	15,000